Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Policy Acquisition Costs [Abstract]
Schedule of deferred policy acquisition costs

	2019	2018	2017
	USD	USD	USD

Opening balance	36,403,831	32,915,965	28,286,248
Acquisition costs during the year	64,675,035	62,268,542	57,570,774
Charged to consolidated statement of income	(59,365,577)	(58,780,676)	(52,941,057)
Ending balance	41,713,289	36,403,831	32,915,965